Net Loss Per Share (Tables)	6 Months Ended
Jun. 30, 2013
Earnings Per Share [Abstract]
Calculation of Basic and Diluted Net Income or Loss Per Share

Net loss per share was determined as follows (in thousands, except per share amounts):

	Years Ended December 31,			Six Months Ended June 30,
	2012	2011	2010	2013	2012
				(unaudited)
Net loss	$(41,411)	$(29,670)	$(12,482)	$(20,253)	$(20,522)

Weighted-average ordinary shares outstanding	14,593	14,497	14,497	17,679	14,497

Basic and diluted net loss per share	$(2.84)	$(2.05)	$(0.86)	$(1.15)	$(1.42)

Ordinary Shares Equivalent Not Included in Diluted Net Loss Per Share

The equivalent ordinary shares not included in diluted net loss per share because their effect would be anti-dilutive are as follows (in thousands):

	December 31,			June 30,
	2012	2011	2010	2013	2012
				(unaudited)
Options to purchase ordinary shares	1,005	824	627	1,836	1,096
Restricted stock units	—	292	229	—	328

	1,005	1,116	856	1,836	1,424